Notes Payable Related Party (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of notes payable related party

Notes payable to related parties consist of the following:	2017	2016

A note payable held by a private individual who subsequently became a principal shareholder of the Company having a face value of $100,000 at December 31, 2016 and a maturity date of March 31, 2017, accrues interest at 12%. The Note is convertible any time from the date of issuance into $0.001 par value Common Stock at a 35% discount from market price. On March 31, 2017, the note’s principal balance of $100,000 plus accrued interest of $11,715 was renewed for a period of 90 days under the same terms and conditions as the original note. The new note now having a face value of $111,715 matures on June 30, 2017. On June 30, 2017, the note’s principal balance of $111,715 plus accrued interest of $3,342 was renewed for a period of 90 days under the same terms and conditions as the original note. The new note now having a face value of $115,057 matures on September 30, 2017. On September 30, 2017, the note’s principal balance of $115.057 plus accrued interest of $3,480 was renewed for a period of 90 days under the same terms and conditions as the original note. The new note now having a principal balance of $118,537 matures on December 31, 2017. On December 31, 2017 the note plus accrued interest of $3,556 was renewed for a 12-month period under the same terms and conditions as before. The new note has a face value of $122,093 and matures on December 31, 2018. The Company estimates that the fair value of this convertible debt approximates the face value, so no value has been assigned to the beneficial conversion feature. Any gain or loss will be recognized at conversion.	$122,093	$100,000

In December 2016, the Company received monies from its CEO in exchange for a note payable having a principal amount of $90,000 Canadian ($67,032 US) with interest at 12% due March 31, 2017. The note was convertible any time after the date of issuance into $0.001 par value Common Stock at a price 35% below market value. This note was collateralized by all of the assets of the Company. In the event of default, the interest rate will increased to 18% per annum and a penalty of $1,000 Canadian ($752 US) per day will accrue. On March 31, 2017, the note, together with accrued interest of $3,021 Canadian ($2,271 US) and an additional principal amount of $3,000 Canadian ($2,247 US) paid to the Company on March 28, 2017, was renewed for a 90-day period under the same terms and conditions as the original note. The new note now having a face value of $96,021 Canadian ($72,198 US) was due on June 30, 2017. On June 30, 2017, the note, together with accrued interest of $2,873 Canadian ($2,005 US), was renewed for a 90-day period under the same terms and conditions as the original note except that the new note is non-convertible. The new note now having a face value of $98,894 Canadian ($76,072US) is due on September 30, 2017. On September 30, 2017, the note, together with accrued interest of $2,991 Canadian ($2,397 US) was renewed for a 90-day period under the same terms and conditions as the original note except that the new note is nonconvertible. The new note now having a principal balance of $101,885 Canadian ($81,640 US) matures December 31, 2017. On December 31, 2017 the note was renewed for a 12-month period under the same terms and conditions as before except that this new note is unsecured and nonconvertible. The new note has a face value of $104,942 Canadian ($83,649 US) and matures on December 31, 2018.	$83,649	$67,032

Total Current Related Party Debt	$205,742	$167,032